Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease
Lease

Note 8 – Lease

The Company leases its current corporate headquarters under a fourteen-month lease from STVentures, a related party. The lease, as amended on May 1, 2022, to expand its office space from 2,976 square feet to approximately 5,978 square feet, commenced on July 1, 2021, and provides for a base monthly rent of $10,711, as increased from $5,332 per month. The lease was further amended on June 26, 2024, and March 3, 2025, and provides for a base monthly rent of $11,209 per month, over a fourteen-month term of the lease commencing on July 1, 2024, through August 31, 2025. The lease was further amended on July 1, 2025, and provides for a base monthly rent of $5,580 from September 1, 2025, through May 31, 2026. The lease was further amended on April 1, 2026, and provides for a base monthly rent of $7,335 from April 1, 2026, through May 31, 2027. A total of $38,745 and $67,253 is included in selling, general and administrative expenses for the six months ended June 30, 2026, and 2025, respectively

The components of lease expense were as follows:

	For the Six Months Ended
	June 30,
	2026	2025
Operating lease cost:
Amortization of ROU asset	$36,581	$64,477
Interest on lease liability	2,164	2,776
Total operating lease cost	$38,745	$67,253

	For the Three Months Ended
	June 30,
	2026	2025
Operating lease cost:
Amortization of ROU asset	$20,239	$32,610
Interest on lease liability	1,766	1,017
Total operating lease cost	$22,005	$33,627

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2026	2025
Operating lease:
Operating lease assets	$77,644	$27,401

Current portion of operating lease liability, related party	$77,644	27,401
Noncurrent operating lease liability, related party	-	-
Total operating lease liability	$77,644	$27,401

Weighted average remaining lease term:
Operating leases	0.92 years	0.42 years

Weighted average discount rate:
Operating lease	7.25%	7.25%

The following payments are required under leases as of June 30, 2026:

		Remaining
	Operating	Term in
	Lease	Years
2026	44,010
2027	36,675
2028	-
Total lease payments	80,685
Less: imputed interest	(3,041)
Present value of lease liability	77,644	0.92

Note 8 – Lease

The Company leases its current corporate headquarters under a five month lease from STVentures, a related party. The lease, as amended on May 1, 2022 to expand its office space from 2,976 square feet to approximately 5,978 square feet, commenced on July 1, 2021, and provides for a base monthly rent of $10,711, as increased from $5,332 per month. The lease was further amended on June 26, 2024 and March 3, 2025 and provides for a base monthly rent of $11,209 per month, over a fourteen month term of the lease commencing on July 1, 2024 through August 31, 2025. The lease was further amended on July 1, 2025, and provides for a base monthly rent of $5,580 from September 1, 2025 through May 31, 2026. The Company occupies the space for executive and administrative offices. Rent expense for the year ended December 31, 2025 and 2024 was $111,990 and $131,516, which is included in selling, general and administrative expenses within the statements of operations.

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2025	2024
Operating lease cost:
Amortization of ROU asset	$107,973	$116,266
Interest on lease liability	4,017	15,250
Total operating lease cost	$111,990	$131,516

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2025	2024
Operating lease:
Operating lease assets	$27,401	$299,190

Current portion of operating lease liability, related party	$27,401	111,978
Noncurrent operating lease liability, related party	-	187,212
Total operating lease liability	$27,401	$299,190

Weighted average remaining lease term:
Operating leases	0.42 years	2.50 years

Weighted average discount rate:
Operating lease	7.25%	9.25%

The following payments are required under leases as of December 31, 2025:

		Remaining
	Operating	Term in
	Lease	Years
2026	27,900
2027	-
Total lease payments	27,900
Less: imputed interest	(499)
Present value of lease liability	27,401	0.42